PIONEER VARIABLE CONTRACTS TRUST

Pioneer Select Mid Cap Growth VCT Portfolio — Class I Shares

Schedule of Investments
September 30, 2019

Schedule of Investments | 9/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.9%
	COMMON STOCKS - 98.8% of Net Assets
	Aerospace & Defense - 2.6%
12,011	L3Harris Technologies, Inc.	$2,505,975
1,876(a)	Teledyne Technologies, Inc.	604,053
	Total Aerospace & Defense	$3,110,028
	Air Freight & Logistics - 0.6%
10,976(a)	XPO Logistics, Inc.	$785,552
	Total Air Freight & Logistics	$785,552
	Auto Components - 0.6%
8,986	Aptiv Plc	$785,556
	Total Auto Components	$785,556
	Banks - 0.5%
2,873(a)	SVB Financial Group	$600,313
	Total Banks	$600,313
	Beverages - 0.7%
4,072	Constellation Brands, Inc.	$844,044
	Total Beverages	$844,044
	Biotechnology - 5.3%
8,053(a)	Alnylam Pharmaceuticals, Inc.	$647,622
15,163(a)	Esperion Therapeutics, Inc.	555,876
15,272(a)	Exact Sciences Corp.	1,380,131
23,303(a)	FibroGen, Inc.	861,745
19,235(a)	Medicines Co.	961,750
9,750(a)	Sage Therapeutics, Inc.	1,367,827
8,232(a)	Sarepta Therapeutics, Inc.	620,034
	Total Biotechnology	$6,394,985
	Building Products - 2.6%
14,327	Fortune Brands Home & Security, Inc.	$ 783,687
14,775	Owens Corning	933,780
16,356(a)	Trex Co., Inc.	1,487,251
	Total Building Products	$3,204,718
	Capital Markets - 3.0%
7,944	MSCI, Inc	$1,729,806
9,911	Nasdaq, Inc.	984,658
2,438	S&P Global, Inc.	597,261
11,362	Tradeweb Markets, Inc.	420,167
	Total Capital Markets	$3,731,892
	Chemicals - 0.9%
13,920	CF Industries Holdings, Inc.	$684,864
5,406(a)	Ingevity Corp.	458,645
	Total Chemicals	$1,143,509
	Commercial Services & Supplies - 0.9%
11,866	Waste Connections, Inc.	$1,091,672
	Total Commercial Services & Supplies	$1,091,672
	Construction Materials - 1.2%
9,401	Vulcan Materials Co.	$1,421,807
	Total Construction Materials	$1,421,807
	Consumer Discretionary - 0.8%
5,995	Dollar General Corp.	$952,845
	Total Consumer Discretionary	$952,845
	Containers & Packaging - 1.2%
6,613	Avery Dennison Corp.	$751,039
11,215(a)	Crown Holdings, Inc.	740,863
	Total Containers & Packaging	$1,491,902
	Diversified Consumer Services - 1.6%
20,185(a)	Chegg, Inc.	$604,541
5,024(a)	Grand Canyon Education, Inc.	493,357
13,944(a)	ServiceMaster Global Holdings, Inc.	779,470
	Total Diversified Consumer Services	$1,877,368
	Electrical Equipment - 1.4%
22,316(a)	Generac Holdings, Inc.	$1,748,235
	Total Electrical Equipment	$1,748,235
	Electronic Equipment, Instruments & Components - 1.6%
13,205	CDW Corp.	$1,627,384
1,325(a)	Zebra Technologies Corp.	273,440
	Total Electronic Equipment, Instruments & Components	$1,900,824
	Energy Equipment & Services - 0.9%
38,170(a)	Cactus, Inc.	$1,104,640
	Total Energy Equipment & Services	$1,104,640
	Entertainment - 1.5%
27,708(a)	Live Nation Entertainment, Inc.	$1,838,149
	Total Entertainment	$1,838,149
	Equity Real Estate Investment Trusts (REITs) - 2.9%
24,548	Americold Realty Trust	$909,994
9,128	CyrusOne, Inc.	722,025
16,081	Liberty Property Trust	825,438
Shares		Value
	Equity Real Estate Investment Trusts (REITs) - (continued)
4,659	SBA Communications Corp.	$1,123,518
	Total Equity Real Estate Investment Trusts (REITs)	$3,580,975
	Food & Staples Retailing - 0.6%
14,705(a)	Performance Food Group Co.	$676,577
	Total Food & Staples Retailing	$676,577
	Food Products - 1.0%
60,553(a)	Nomad Foods, Ltd.	$1,241,337
	Total Food Products	$1,241,337
	Health Care Equipment & Supplies - 2.3%
8,558(a)	DexCom, Inc.	$1,277,196
3,773(a)	Penumbra, Inc.	507,431
2,943	Teleflex, Inc.	999,884
	Total Health Care Equipment & Supplies	$2,784,511
	Health Care Providers & Services - 2.8%
6,349(a)	Amedisys, Inc.	$831,783
7,859(a)	Centene Corp.	339,980
3,550	McKesson Corp.	485,143
4,236	Universal Health Services, Inc., Class B	630,105
4,429(a)	WellCare Health Plans, Inc.	1,147,864
	Total Health Care Providers & Services	$3,434,875
	Health Care Technology - 2.5%
12,407(a)	Teladoc Health, Inc.	$840,202
14,051(a)	Veeva Systems, Inc.	2,145,447
	Total Health Care Technology	$2,985,649
	Hotels, Restaurants & Leisure - 5.0%
18,251	Aramark	$795,379
19,694	Brinker International, Inc.	840,343
959(a)	Chipotle Mexican Grill, Inc.	806,011
8,294	Hilton Worldwide Holdings, Inc.	772,254
9,259(a)	Planet Fitness, Inc.	535,818
6,544	Six Flags Entertainment Corp.	332,370
54,126	Wendy's Co.	1,081,437
18,535	Yum China Holdings, Inc.	842,045
	Total Hotels, Restaurants & Leisure	$6,005,657
	Household Durables - 0.5%
4,778	Dr Horton, Inc.	$251,848
9,220	KB Home	313,480
	Total Household Durables	$565,328
	Industrial Conglomerates - 1.1%
3,486	Roper Technologies, Inc.	$1,243,107
	Total Industrial Conglomerates	$1,243,107
	Insurance - 0.6%
15,206	Fidelity National Financial, Inc.	$675,298
	Total Insurance	$675,298
	Interactive Media & Services - 3.3%
11,439(a)	IAC/InterActiveCorp	$2,493,359
33,964(a)	Twitter, Inc.	1,399,317
	Total Interactive Media & Services	$3,892,676
	Internet & Direct Marketing Retail - 1.4%
8,225	Expedia Group, Inc.	$1,105,522
4,978(a)	Wayfair, Inc.	558,134
	Total Internet & Direct Marketing Retail	$1,663,656
	IT Services - 13.3%
6,444(a)	EPAM Systems, Inc.	$1,174,870
5,519(a)	Euronet Worldwide, Inc.	807,430
22,518	Fidelity National Information Services, Inc.	2,989,490
16,085(a)	Fiserv, Inc.	1,666,245
6,993(a)	FleetCor Technologies, Inc.	2,005,453
2,693(a)	Gartner, Inc.	385,072
19,525	Genpact, Ltd.	756,594
15,848	Global Payments, Inc.	2,519,832
9,909(a)	InterXion Holding NV	807,187
16,134(a)	Pagseguro Digital, Ltd.	747,166
12,399	Perspecta, Inc.	323,862
8,361(a)	WEX, Inc.	1,689,507
	Total IT Services	$15,872,708
	Machinery - 4.3%
20,557	Albany International Corp.	$1,853,419
64,061(a)	ATS Automation Tooling Systems, Inc.	876,441
15,372(a)	Chart Industries, Inc.	958,598
11,185(a)	Gardner Denver Holdings, Inc.	316,424
8,400	Stanley Black & Decker, Inc.	1,213,044
	Total Machinery	$5,217,926
	Media - 0.7%
8,024	Nexstar Media Group, Inc.	$820,935
	Total Media	$820,935
Shares		Value
	Multiline Retail - 1.8%
19,238(a)	Dollar Tree, Inc.	$2,196,210
	Total Multiline Retail	$2,196,210
	Pharmaceuticals - 0.7%
10,305(a)	Reata Pharmaceuticals, Inc.	$827,388
	Total Pharmaceuticals	$827,388
	Professional Services - 5.2%
86,740(a)	Clarivate Analytics Plc	$1,463,304
1,636(a)	CoStar Group, Inc.	970,475
30,295	Thomson Reuters Corp.	2,026,130
11,709	Verisk Analytics, Inc.	1,851,661
	Total Professional Services	$6,311,570
	Semiconductors & Semiconductor Equipment - 6.1%
42,540(a)	Advanced Micro Devices, Inc.	$1,233,235
46,151	Cypress Semiconductor Corp.	1,077,164
38,315(a)	Micron Technology, Inc.	1,641,798
10,666	MKS Instruments, Inc.	984,258
40,635(a)	ON Semiconductor Corp.	780,598
17,053	Xilinx, Inc.	1,635,383
	Total Semiconductors & Semiconductor Equipment	$7,352,436
	Software - 11.0%
4,683(a)	Atlassian Corp. Plc	$587,436
6,375	Intuit, Inc.	1,695,367
4,307(a)	Palo Alto Networks, Inc.	877,896
9,535(a)	Rapid7, Inc.	432,794
17,876(a)	RealPage, Inc.	1,123,685
8,257(a)	ServiceNow, Inc.	2,096,039
11,431(a)	Splunk, Inc.	1,347,258
34,400	SS&C Technologies Holdings, Inc.	1,774,008
11,948(a)	Synopsys, Inc.	1,639,863
4,451(a)	Trade Desk, Inc.	834,785
13,878(a)	Zendesk, Inc.	1,011,429
	Total Software	$13,420,560
	Specialty Retail - 3.8%
1,953	Advance Auto Parts, Inc.	$323,026
7,105(a)	Burlington Stores, Inc.	1,419,721
12,091	Ross Stores, Inc.	1,328,196
8,977	Tractor Supply Co.	811,880
2,592(a)	Ulta Beauty, Inc.	649,685
	Total Specialty Retail	$4,532,508
	TOTAL COMMON STOCKS
	(Cost $89,587,958)	$119,329,926
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.1% of Net Assets
100,000(b)	U.S. Treasury Bills, 10/8/19	$99,966
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $99,961)	$99,966
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $89,687,919)	$119,429,892
	OTHER ASSETS AND LIABILITIES - 1.1%	$1,275,396
	NET ASSETS - 100.0%	$120,705,288

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$119,329,926	$–	$–	$119,329,926
U.S. Government and Agency Obligation	–	99,966	–	99,966
Total Investments in Securities	$119,329,926	$99,966	$–	$119,429,892

For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.